Deferred revenue (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Deferred Revenue [Abstract]
Schedule of Contract Liabilities

	As of December 31 2019 RMB’million	As of June 30 2020 RMB’million
Non-current	67	78
Current	1,694	1,583

	1,761	1,661